Transactions with Affiliates (Details) - Mafco Worldwide & Merisant - USD ($) $ in Millions	1 Months Ended	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2020	Mar. 31, 2019	Jan. 03, 2022	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Outstanding borrowings		$ 6.9			$ 8.4	$ 6.9
MacAndrews
Related Party Transaction [Line Items]
Outstanding borrowings		$ 6.9			$ 8.4
Interest rate		5.22%			5.95%
Interest expense		$ 0.1	$ 0.1
MacAndrews | 3-month LIBOR
Related Party Transaction [Line Items]
Basis spread on variable rate		4.00%
MacAndrews | Revolving Credit Facility [Member]
Related Party Transaction [Line Items]
Maximum outstanding borrowings	$ 9.0			$ 9.0
Outstanding borrowings					$ 8.4	$ 6.9
Interest rate					5.95%	6.81%
MacAndrews | Revolving Credit Facility [Member] | 3-month LIBOR
Related Party Transaction [Line Items]
Basis spread on variable rate	4.00%